Document and Entity Information (USD $)	12 Months Ended
	May 31, 2013	Sep. 16, 2013	Sep. 13, 2013
Document and Entity Information:
Entity Registrant Name	Xun Energy, Inc.
Document Type	S-1
Document Period End Date	May 31, 2013
Amendment Flag	false
Entity Central Index Key	0001435936
Current Fiscal Year End Date	--05-31
Entity Common Stock, Shares Outstanding			554,723,874
Entity Public Float		$ 292,763
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	Yes
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2013
Document Fiscal Period Focus	FY